COMMON SHARES	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
COMMON SHARES
13.	COMMON SHARES

There were 102,121,144 common shares issued and outstanding as of December 31, 2014 after the issuance of 560,400 common shares as a result of the issuance of 560,400 restricted shares (see Note 15).

There were 102,741,977 common shares issued and outstanding as of December 31, 2015 after the issuance of 620,833 common shares as a result of the issuance of 620,833 restricted shares (see Note 15).